Condensed Consolidated Interim Statements of Cash Flows (Tables)	6 Months Ended
Jun. 30, 2026
Condensed Consolidated Interim Statements of Cash Flows [Abstract]
Schedule of Condensed Consolidated Interim Statements of Cash Flows
	Note	June 30, 2026	June 30, 2025
		(Unaudited)	(Unaudited)
Cash flows from operating activities
Profit/(loss) before taxation		$1,254	$(8,226)
Adjustments:
Unrealized exchange losses	8	42	67
Depreciation and amortization	14	2,873	2,656
Impairment	14	25	185
Interest income		(7)	(8)
Finance cost	11	938	828
Expected credit loss on trade and other receivables	17	—	12
Expected credit loss on related party receivables	26	—	3
Loss/(Profit) on scrapping of property, plant & equipment	14	—	270
Prepayment write down	14	—	75
Share-based payments	29	1,193	—
Listing expense	4	—	65,381
Fair value loss/(gain) on derivative liability (warrants)	24	2,749	(3,437)
Fair value loss/(gain) on earnout liability	33	8,526	(56,832)
Operating cash inflows before working capital changes		17,593	974
Changes in:
Inventories		(225)	(190)
Trade and other receivables, net	17	(1,105)	(744)
Trade and other payables	18	1,926	13,785
Prepayments	15	(3,021)	97
Related party balances	26	(2,553)	(2,883)
Cash generated from operations		12,615	11,039